Events after the reporting date Events after the reporting date	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Events after the reporting date
Events after the reporting date
On February 3, 2020, the Company announced the appointment of David Zaccardelli as chief executive officer with effect from February 1, 2020, following the retirement of Jan-Anders Karlsson, PhD. The Company also announced the appointment of Mark Hahn as chief financial officer with effect from March 1, 2020, as successor to Piers Morgan.